                                                            File Nos. 333-71813
                                                                      811-09223

   As filed with the Securities and Exchange Commission on February 8, 2012



                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                       Pre-Effective Amendment No. ___            [_]
                       Post-Effective Amendment No. 23            [X]
                                    and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                               Amendment No. 25                   [X]

                       (Check appropriate box or boxes)

                         PIONEER STRATEGIC INCOME FUND
              (Exact Name of Registrant as Specified in Charter)

                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Pioneer Investment Management, Inc.,
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

  [X] immediately upon filing pursuant to paragraph (b)
  [_] on February 1, 2012 pursuant to paragraph (b)
  [_] 60 days after filing pursuant to paragraph (a)(1)
  [_] on [date] pursuant to paragraph (a)(1)
  [_] 75 days after filing pursuant to paragraph (a)(2)
  [_] on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

  [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933. The fund has duly caused this Post-Effective Amendment No. 23 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 8th day of February, 2012.

                                                  PIONEER STRATEGIC INCOME FUND

                                             By:  /s/ Daniel K. Kingsbury
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on February 8, 2012:

Signature                               Title

John F. Cogan, Jr.*                     Chairman of the Board, President
John F. Cogan, Jr.                      (Principal ExecutiveOfficer) and
                                        Trustee

Mark E. Bradley*                        Treasurer (Principal
Mark E. Bradley                         Financial and Accounting Officer)

David R. Bock*                          Trustee
David R. Bock

Mary K. Bush*                           Trustee
Mary K. Bush

Benjamin M. Friedman*                   Trustee
Benjamin M. Friedman

Margaret B. W. Graham*                  Trustee
Margaret B. W. Graham

/s/ Daniel K. Kingsbury                 Executive Vice President and Trustee
Daniel K. Kingsbury

Thomas J. Perna*                        Trustee
Thomas J. Perna

Marguerite A. Piret*                    Trustee
Marguerite A. Piret

Stephen K. West*                        Trustee
Stephen K. West

/s/ Daniel K. Kingsbury                 Dated: February 8, 2012
Daniel K. Kingsbury
Attorney-in-fact

EXHIBIT INDEX

Index Number     Description of Index

 EX-101.INS      XBRL Instance Document

 EX-101.SCH      XBRL Taxonomy Extension Schema Document

 EX-101.CAL      XBRL Taxonomy Extension Calculation Document

 EX-101.DEF      XBRL Taxonomy Extension Definition Document

 EX-101.LAB      XBRL Taxonomy Extension Labels Linkbase

 EX-101.PRE      XBRL Taxonomy Extension Presentation Linkbase